MORTGAGE-BACKED SECURITIES (Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
HELD TO MATURITY
Amortized Cost	$ 3,995	$ 6,181
Gross Unrealized Gains	85	13
Gross Unrealized Losses		(69)
Total	4,080	6,125
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
HELD TO MATURITY
Amortized Cost	107,448	114,899
Gross Unrealized Gains	954	1,260
Gross Unrealized Losses	(570)	(426)
Total	107,832	115,733
Mortgage-backed Securities, Issued by Private Enterprises [Member]
HELD TO MATURITY
Amortized Cost	883	958
Gross Unrealized Gains	5	153
Gross Unrealized Losses	(12)
Total	876	1,111
Collateralized Mortgage Obligations [Member]
HELD TO MATURITY
Amortized Cost	108,331	115,857
Gross Unrealized Gains	959	1,413
Gross Unrealized Losses	(582)	(426)
Total	$ 108,708	$ 116,844